UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cambium Capital Management, L.L.C.

Address:  6805 Morrison Boulevard
          Suite 450
          Charlotte, NC 28211


13F File Number: 28-11178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Young
Title:  Managing Member
Phone:  704-731-5444


Signature, Place and Date of Signing:


/s/ Thomas M. Young                Charlotte, NC                   11/14/05
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $29,614
                                       (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                         VALUE    SHRS OR  SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------                  --------         -----       --------  -------  ---  ----   ----------  --------  ----   ------ ----
ABGENIX INC                     COM              00339b107     444      35000        CALL   SOLE        NONE      35000
ABGENIX INC                     COM              00339b107     507      40000        CALL   SOLE        NONE      40000
ADV MICRO DEVICES INC           COM              7903107       910      36100   SH          SOLE        NONE      36100
APPLE COMPUTER INC              COM              37833100      600      11200   SH          SOLE        NONE      11200
APPLIED MATLS INC               COM              38222105      853      50300   SH          SOLE        NONE      50300
BARRICK GOLD CORP               COM              67901108      247       8500   SH          SOLE        NONE       8500
BAXTER INTL INC                 COM              71813109      949      23800   SH          SOLE        NONE      23800
BE AEROSPACE INC                COM              73302101    1,379      83200   SH          SOLE        NONE      83200
BERKSHIRE HATHAWAY INC DEL      CL B             84670207    1,385        507   SH          SOLE        NONE        507
BJ SVCS CO                      COM              55482103      486      13500   SH          SOLE        NONE      13500
BLUE NILE INC                   COM              09578R103     772      24400   SH          SOLE        NONE      24400
BROADCOM CORP                   CL A             111320107     516      11000   SH          SOLE        NONE      11000
BURLINGTON RES INC              COM              122014103     244       3000   SH          SOLE        NONE       3000
CABLEVISION SYS CORP            CL A NY CABLVS   12686C109     997      32500   SH          SOLE        NONE      32500
CAMECO CORP                     COM              13321L108   1,027      19200   SH          SOLE        NONE      19200
CHESAPEAKE ENERGY CORP          COM              165167107     880      23000   SH          SOLE        NONE      23000
CLEAN HARBORS INC               COM              184496107     360      10600   SH          SOLE        NONE      10600
CURIS INC                       COM              231269101     303      66000   SH          SOLE        NONE      66000
CYPRESS SEMICONDUCTORS CORP     COM              232806109     733      48700   SH          SOLE        NONE      48700
DOBSON COMMUNICATIONS CORP      CL A             256069105   1,152     150000   SH          SOLE        NONE     150000
DRDGOLD LTD                     SPONSORED ADR    26152H103     276     200000   SH          SOLE        NONE     200000
DRS TECHNOLOGIES INC            COM              23330X100     800      16200   SH          SOLE        NONE      16200
FLIR SYS INC                    COM              3024458VF     222       7500        PUT    SOLE        NONE       7500
FORDING CDN COAL TR             TR UNIT          345425102     873      20500   SH          SOLE        NONE      20500
GOLDCORP INC NEW                COM              380956409     521      26000   SH          SOLE        NONE      26000
GOODRICH CORP                   COM              382388106   1,242      28000   SH          SOLE        NONE      28000
HARSCO CORP                     COM              415864107     374       5700   SH          SOLE        NONE       5700
KFX INC                         COM              48245L107     342      20000        CALL   SOLE        NONE      20000
MEDIMMUNE INC                   COM              584699102     380      11300   SH          SOLE        NONE      11300
MYOGEN INC                      COM              62856E104     818      34800   SH          SOLE        NONE      34800
NAVTEQ CORP                     COM              63936L100     654      13100   SH          SOLE        NONE      13100
NEXTEL PARTNERS INC             COM              65333f107     628      25000        CALL   SOLE        NONE      25000
NEXTEL PARTNERS INC             COM              65333f107     753      30000        CALL   SOLE        NONE      30000
NEXTEL PARTNERS INC             COM              65333f107     753      30000        CALL   SOLE        NONE      30000
NEXTEL PARTNRS INC              CL A             65333F107     407      16200   SH          SOLE        NONE      16200
PINNACLE ENTMT INC              COM              723456109     508      27700   SH          SOLE        NONE      27700
PROTEIN DESIGN LABS INC         COM              74369L103   1,120      40000   SH          SOLE        NONE      40000
RESMED INC                      COM              761152107     757       9500   SH          SOLE        NONE       9500
RESPIRONICS INC                 COM              761230101     523      12400   SH          SOLE        NONE      12400
SONIC SOLUTIONS                 COM              835460106     645      30000   SH          SOLE        NONE      30000
TRANSOCEAN INC                  ORD              G90078109     717      11700   SH          SOLE        NONE      11700
VERTEX PHARMACEUTICALS INC      COM              92532f100     224      10000        CALL   SOLE        NONE      10000
VERTEX PHARMACEUTICALS INC      COM              92532f100     224      10000        CALL   SOLE        NONE      10000
XM SATELLITE RADIO HLDGS INC    CL A             983759101   1,113      31000   SH          SOLE        NONE      31000

04012.0001 #614579